Stock Compensation Plans And Other Employee Benefit Plans (Weighted Average Assumptions Used To Determine The Options Fair Value) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Compensation Plans And Other Employee Benefit Plans [Abstract]
Expected dividend yield	0.50%	0.50%	1.70%
Expected volatility	61.80%	48.50%	46.30%
Risk-free rate	1.00%	2.50%	2.50%
Expected option life (in years)	4.4	6.2	5.9